14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L)) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated OCI(L), beginning of period:
Currency translation adjustment	$ (5,685,464)	$ (1,230,673)	$ (2,850,122)	$ 465,615
Other comprehensive loss for the period
Currency translation adjustments	552,868	1,439,608	(2,282,474)	(256,680)
Currency translation adjustment	$ (5,132,596)	$ 208,935	$ (5,132,596)	$ 208,935